UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth And Income Fund, Inc.
July 31, 2011 (Unaudited)

Common Stocks--98.6%	Shares	Value ($)
Consumer Discretionary--13.9%
Amazon.com	36,290[a]	8,075,251
Carnival	147,778	4,921,007
Dick's Sporting Goods	62,580[a]	2,315,460
DIRECTV, Cl. A	73,160[a]	3,707,749
Express	70,210	1,575,512
Guess?	35,870	1,367,364
Johnson Controls	196,520	7,261,414
Limited Brands	68,320	2,586,595
Macy's	162,960	4,704,655
Newell Rubbermaid	91,260	1,416,355
News, Cl. A	85,330	1,366,987
Nordstrom	62,810	3,150,550
Omnicom Group	303,460	14,238,343
Priceline.com	4,780[a]	2,569,967
Regal Entertainment Group, Cl. A	229,570[b]	2,936,200
Time Warner	345,629	12,152,316
Walt Disney	82,780	3,196,964
		77,542,689
Consumer Staples--9.2%
Avon Products	77,260	2,026,530
Coca-Cola Enterprises	146,560	4,119,802
ConAgra Foods	197,210	5,050,548
Dr. Pepper Snapple Group	158,430	5,982,317
Energizer Holdings	27,970[a]	2,255,501
Kellogg	38,650	2,155,897
Kraft Foods, Cl. A	150,820	5,185,192
Lorillard	32,930c	3,497,825

PepsiCo	223,688	14,324,980
Procter & Gamble	56,210	3,456,353
Whole Foods Market	51,200	3,415,040
		51,469,985
Energy--12.2%
Chevron	26,140	2,719,083
ENSCO, ADR	58,080	3,092,760
Exxon Mobil	338,190	26,984,180
Halliburton	59,340	3,247,678
Occidental Petroleum	143,550	14,093,739
Schlumberger	197,538	17,851,509
		67,988,949
Financial--13.5%
American Express	35,470	1,774,919
Ameriprise Financial	47,220	2,554,602
Arthur J. Gallagher & Co.	91,910	2,584,509
Capital One Financial	95,200[b]	4,550,560
Charles Schwab	129,510	1,933,584
Citigroup	88,253	3,383,620
Comerica	147,850	4,735,635
Discover Financial Services	89,700	2,297,217
Franklin Resources	11,480	1,457,501
Goldman Sachs Group	16,213	2,188,269
JPMorgan Chase & Co.	338,435	13,689,696
Marsh & McLennan	97,430	2,873,211
MetLife	144,360	5,949,076
Moody's	109,450[b]	3,897,514
New York Community Bancorp	436,520	5,906,116
Prudential Financial	21,860	1,282,745
TD Ameritrade Holding	65,420	1,201,111
U.S. Bancorp	307,530	8,014,232
Wells Fargo & Co.	191,740	5,357,216
		75,631,333
Health Care--12.8%

Accretive Health	21,970[a,b]	659,979
Agilent Technologies	33,950[a]	1,431,332
Alexion Pharmaceuticals	33,530[a]	1,904,504
Amgen	50,860	2,782,042
Baxter International	100,720	5,858,882
Covidien	58,830	2,987,976
Dendreon	36,250[a,b]	1,337,625
Express Scripts	66,980a,b	3,634,335
Johnson & Johnson	166,210	10,768,746
Laboratory Corp. of America
Holdings	18,990a	1,723,532
McKesson	70,970	5,757,086
Medtronic	36,620	1,320,151
Merck & Co.	136,310	4,652,260
Mylan	75,600[a]	1,722,168
Pfizer	773,450	14,881,178
St. Jude Medical	38,550	1,792,575
Thermo Fisher Scientific	22,070[a]	1,326,186
United Therapeutics	26,700[a]	1,532,046
Vertex Pharmaceuticals	31,470[a]	1,632,034
Warner Chilcott, Cl. A	63,710	1,339,184
Watson Pharmaceuticals	34,450[a,b]	2,312,628
		71,356,449
Industrial--12.3%
Caterpillar	121,530	12,005,949
Cooper Industries	77,930	4,076,518
Cummins	45,440	4,765,747
Dover	119,323	7,215,462
Eaton	174,450	8,364,877
General Electric	644,240	11,538,338
Hubbell, Cl. B	61,710	3,669,894
Ingersoll-Rand	128,170	4,796,121
Owens Corning	113,690[a]	4,045,090
Pitney Bowes	101,836[b]	2,194,566

Stanley Black & Decker	57,880	3,806,768
United Technologies	24,920	2,064,373
		68,543,703
Information Technology--17.4%
Accenture, Cl. A	55,850	3,302,969
AOL	77,112[a,b]	1,324,784
Apple	43,285[a]	16,901,927
Atmel	160,340[a]	1,940,114
BMC Software	52,100 [a]	2,251,762
Electronic Arts	116,910[a,b]	2,601,248
Google, Cl. A	15,236[a]	9,197,821
Informatica	36,640[a]	1,873,403
International Business Machines	62,130	11,298,340
Microchip Technology	51,670[b]	1,743,862
NetApp	80,780 [a,b]	3,838,666
OmniVision Technologies	55,030 [a,b]	1,609,077
Oracle	282,340	8,633,957
Paychex	191,300	5,400,399
QUALCOMM	312,220	17,103,412
Salesforce.com	19,700 [a,b]	2,850,787
Teradata	51,000[a]	2,802,960
VMware, Cl. A	25,400[a]	2,548,636
		97,224,124
Materials--4.1%
Air Products & Chemicals	75,900	6,734,607
Cliffs Natural Resources	21,880	1,965,262
Dow Chemical	81,040	2,825,865
Eastman Chemical	37,450	3,617,295
Freeport-McMoRan Copper & Gold	124,294	6,582,610
Packaging Corp. of America	48,480	1,292,962
		23,018,601
Telecommunication Services--2.4%
AT&T	186,890[c]	5,468,401
Vodafone Group, ADR	161,460	4,537,026

Windstream	275,819	[b]	3,367,750
			13,373,177
Utilities--.8%
Exelon	32,180		1,418,173
NextEra Energy	25,110		1,387,327
PPL	70,390		1,963,881
			4,769,381
Total Common Stocks
(cost $479,146,467)			550,918,391

Preferred Stocks--.3%
Consumer Discretionary
General Motors,
Ser. B, Conv., Cum. $1.24
(cost $1,709,213)	32,810	[b]	1,516,150

Other Investment--1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,656,000)	6,656,000	[d]	6,656,000
Investment of Cash Collateral for
Securities Loaned--5.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $28,671,295)	28,671,295	[d]	28,671,295
Total Investments (cost $516,182,975)	105.2%		587,761,836
Liabilities, Less Cash and Receivables	(5.2%)		(29,187,220)
Net Assets	100.0%		558,574,616

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At July 31, 2011, the value of the fund's securities on loan was $28,070,490 and the value of the collateral held by the fund was $28,671,295.
c	Held by a broker as collateral for open options written.
d	Investment in affiliated money market mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $516,182,975.

Net unrealized appreciation on investments was $71,639,108 of which $82,567,722 related to appreciated investment securities and $10,928,614 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	17.4
Consumer Discretionary	14.2
Financial	13.5
Health Care	12.8
Industrial	12.3
Energy	12.2
Consumer Staples	9.2
Money Market Investment	6.3
Materials	4.1
Telecommunication Services	2.4
Utilities	.8
105.2
† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
July 31, 2011 (Unaudited)

	Number of
	Contracts	Value ($)
Call Options:
AT&T
August 2011 @ $33	934 a	(934)
Lorillard,
September 2011 @ $120	136 a	(9,520)
(premiums received $70,701)		(10,454)

a	Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Level 3 -Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	544,804,755	-	-	544,804,755
Equity Securities - Foreign+	7,629,786	-	-	7,629,786
Mutual Funds	35,327,295	-	-	35,327,295
Liabilities ($)
Other Financial Instruments:
Options Written	(10,454)	-	-	(10,454)
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	September 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)